ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2026
Disclosure of trade and other payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2026 $	March 31, 2025 $

Trade payables	2,084,152	2,006,918
Accrued liabilities	879,378	439,346
Flow-through share subscribers' income tax	397,382	427,000
Part XII.6 tax payable	10,825	93,000
Total accounts payable and accrued liabilities	3,371,737	2,966,264

In January 2025, the Canada Revenue Agency ("CRA") completed its audit of the Company's 2018 and 2019 renunciation of certain Canadian exploration expenses ("CEE") in favour of subscribers of flow-through share private placements that closed on December 21, 2018 and December 20, 2019 (the "Flow-Through Financings") for aggregate proceeds of $4,210,000.

In February 2025, the Company received a Notice of Reassessment ("NOR") from CRA in respect of its 2018 Flow-Through Financing. This NOR assessed a reduction in amounts previously renounced and resulted in additional Part XII.6 tax of $59,693.

In October 2025, the Company received a Notice of Reassessment ("NOR") from CRA in respect of its 2019 Flow-Through Financing. This NOR assessed a reduction in amounts previously renounced and resulted in additional Part XII.6 tax of $22,482.

The Company has estimated its potential Part XII.6 liability as a result of the CRA audit to be $93,000. The reduction in previously provided renunciations may also result in an additional obligation for the Company to indemnify certain flow-through shareholders due to reductions in previously flowed through CEE deductions. Management has estimated this indemnification obligation to be $427,000.

A provision of $408,207 has been recognized for this liability and is included in accounts payable and accrued liabilities. $10,825 of this liability consists of management's estimate of Part XII.6 tax owing and $397,382 consists of management's estimate of the Company's indemnification obligation.

A continuity of the potential estimated liability associated with the CRA notices of reassessment is shown below:

Total estimated Part XII.6 liability	$93,000
Payments made to date	$(82,175)
Estimated Part XII.6 liability as at March 31, 2026	$10,825

Total estimated indemnification obligation	$427,000
Payments made to date	$(29,618)
Estimated indemnification obligation as at March 31, 2026	$397,382